Operating Expenses	12 Months Ended
Dec. 31, 2025
Operating Expenses [Abstract]
OPERATING EXPENSES

6. OPERATING EXPENSES

For the years ended December 31,	2025	2024	2023
Compensation and employee benefits(a)	$92,620	$110,330	$117,917
Other operating expenses(b)	96,423	59,465	48,120
Cost of equipment sales(c)	1,159	4,093	7,546
Cost of third-party satellites(d)	21,570	33,879	30,969
Operating expenses	$211,772	$207,767	$204,552

(a)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(b)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for year ended December 31, 2025 included $1.9 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (December 31, 2024 — $1.8 million).

(c)      Cost of equipment sales included the cost of equipment and other costs directly attributable to fulfilling the Company’s obligations under customer contracts, excluding the cost of third party capacity.

(d)      Cost of third-party satellites included the cost of third-party satellite capacity acquired to fulfill customer capacity requirements.